Premises and Equipment - Schedule of Future Minimum Lease Commitments on Noncancelable Operating Leases (Detail)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
2020	$ 344,370
2021	345,253
2022	338,448
2023	289,796
Total	$ 1,317,867